DEBT (Narrative) (Details) $ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	May 07, 2025 USD ($)	Oct. 06, 2021 USD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2023 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 CAD ($)	Apr. 23, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Jun. 20, 2023	Apr. 08, 2022 CAD ($)	Apr. 08, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Credit facility					$ 797,208	$ 746,996		$ 637,891
2026 senior secured notes [Member]
Disclosure of detailed information about borrowings [line items]
Notes issued							$ 500,000
Interest rate							8.25%
Revolving credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Closing amount of line of credit facility		$ 110,000
Interest rate description		Amounts outstanding under the Facility bear interest at SOFR plus a margin of 4%, and undrawn amounts are subject to a standby fee of 1%.
Advance under Revolving Credit Facility					0
Letter of credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility						7,000
Issued and outstanding credit facility					3,750	$ 3,750					$ 0
Closed credit facility for issuing LC												$ 4,000
Gibraltar equipment loans [Member] | Bottom of range [Member] | Gibraltar Mines [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate						6.30%
Gibraltar equipment loans [Member] | Top of range [Member] | Gibraltar Mines [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate						9.40%
Florence equipment facility [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility					$ 29,158	$ 25,443		$ 32,364
Maximum amount of debt for equipment financing									$ 25,000
Proceeds from equipment financings	$ 3,300		$ 10,000	$ 15,000
Florence equipment facility [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate										7.20%
Florence equipment facility [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate										9.40%